Related party transactions (Tables)	6 Months Ended
Jun. 30, 2022
Board of Director
Disclosure of transactions between related parties [line items]
Schedule of key management compensation

	June 30,	June 30,
	2022	2021
	£ 000	£ 000
Salaries and other short term employee benefits	629	140
Payments to defined contribution pension schemes	8	7
Share-based payments	79	76
	716	223